Schedule of warrant’s activity (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Warrant outstanding, beginning	4,949,156	4,943,608	4,943,608
Warrant exercisable, beginning	4,949,156	4,943,608	4,943,608
Class A ordinary shares issuable, beginning	4,949,156	4,943,608	4,943,608
Weighted average exercise price, beginning	$ 1.65	$ 1.73	$ 1.73
Average remaining contractual life	7 months 24 days	1 year 4 months 17 days	1 year 4 months 17 days	7 months 2 days
Warrant outstanding, granted		4,949,156
Warrant exercisable, granted		4,949,156
Class A ordinary shares issuable, granted		4,949,156
Weighted average exercise price, granted		$ 1.65
Warrant outstanding, expired	(2,035,275)	(4,778,995)
Warrant exercisable, expired	(2,035,275)	(4,778,995)
Class A ordinary shares issuable, expired	(2,035,275)	(4,778,995)
Weighted average exercise price, expired	$ 1.55	$ 1.73
Warrant outstanding, exercised		(164,713)
Warrant exercisable, exercised		(164,713)
Class A ordinary shares issuable, exercised		(164,713)
Weighted average exercise price, exercised		$ 1.23
Warrant outstanding, ending	2,913,881	4,949,156	4,949,156	4,943,608
Warrant exercisable, ending	2,913,881	4,949,156	4,949,156	4,943,608
Class A ordinary shares issuable, ending	2,913,881	4,949,156	4,949,156	4,943,608
Weighted average exercise price, ending	$ 1.72	$ 1.65	$ 1.65	$ 1.73
Average remaining contractual life, granted		1 year 10 months 6 days